Award Timing Disclosure	12 Months Ended
Oct. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Synopsys maintains equity grant timing guidelines for specifying the timing of equity grants, including option grants, made by the Compensation Committee and the Chief Executive Officer, who has been delegated the authority to make grants to employees who are not members of Synopsys’ Corporate Staff and Section 16 officers.
Annual grants of equity awards to members of Synopsys’ Corporate Staff and Section 16 officers, and direct reports of the CEO with a designation at or above Vice President (or equivalent level), are approved by the Compensation Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window. The effective grant date of new-hire, promotional or special recognition equity grants for such persons will be the approval date unless the approval date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window.
With respect to equity awards granted to employees, other than members of Corporate Staff, Section 16 officers and direct reports of the CEO with a designation below Vice President (or equivalent level) made by the Chief Executive Officer pursuant to his delegation by the Compensation Committee, the grant effective date will be outside of Synopsys’ closed windows.
During fiscal 2025, no named executive officer received a grant of stock options during the period beginning four business days before, and ending one business day after, the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.

Award Timing Method
Annual grants of equity awards to members of Synopsys’ Corporate Staff and Section 16 officers, and direct reports of the CEO with a designation at or above Vice President (or equivalent level), are approved by the Compensation Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window. The effective grant date of new-hire, promotional or special recognition equity grants for such persons will be the approval date unless the approval date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window.
With respect to equity awards granted to employees, other than members of Corporate Staff, Section 16 officers and direct reports of the CEO with a designation below Vice President (or equivalent level) made by the Chief Executive Officer pursuant to his delegation by the Compensation Committee, the grant effective date will be outside of Synopsys’ closed windows.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Synopsys maintains equity grant timing guidelines for specifying the timing of equity grants, including option grants, made by the Compensation Committee and the Chief Executive Officer, who has been delegated the authority to make grants to employees who are not members of Synopsys’ Corporate Staff and Section 16 officers.
Annual grants of equity awards to members of Synopsys’ Corporate Staff and Section 16 officers, and direct reports of the CEO with a designation at or above Vice President (or equivalent level), are approved by the Compensation Committee at a pre-scheduled meeting in the first quarter of the fiscal year, and the effective grant date of such awards will be the meeting date unless the meeting date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window. The effective grant date of new-hire, promotional or special recognition equity grants for such persons will be the approval date unless the approval date falls within a closed trading window, in which case the Compensation Committee will approve an effective grant date outside of the closed trading window.
With respect to equity awards granted to employees, other than members of Corporate Staff, Section 16 officers and direct reports of the CEO with a designation below Vice President (or equivalent level) made by the Chief Executive Officer pursuant to his delegation by the Compensation Committee, the grant effective date will be outside of Synopsys’ closed windows.

MNPI Disclosure Timed for Compensation Value	false